REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2016	2015	2014
	(In Millions)

Direct premiums	38	$39	$46
Assumed	3	1	1
Reinsurance ceded	(37)	(39)	(46)
Premiums	4	$1	$1

Variable Life and Investment-type Product Policy Fee Income Ceded	73	$73	$48
Policyholders’ Benefits Ceded	256	$261	$291